Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

14. Commitments and Contingencies

Litigation

The Company is subject to legal proceedings arising from the normal conduct of its business. In the opinion of management, any ultimate liability that may arise from these proceedings will not have a material effect on the Company’s financial position.

Operating Leases

The Company leases office space and office equipment under operating leases expiring at various dates through July 2024. The following is a schedule by year of the future minimum rental payments required under operating leases that have initial or remaining non‑cancelable lease terms exceeding one year as of December 31, 2018:

Total
(in thousands)
Years ending December 31:
2019	$720
2020	741
2021	763
2022	786
2023	805
Thereafter	466
Total	$4,281

Total rent expense for the years ended December 31, 2018, 2017 and 2016, was $0.6 million, $0.8 million, and $0.5 million, respectively.

Letters of Credit

As of December 31, 2018, the Company has four irrevocable standby letters of credit for the benefit of ceding insurance companies to secure the unearned premium assumed by PSIC. The bank letters of credit amount to $1.3 million, $0.4 million, $0.5 million and $0.4 million, all of which expire December 31, 2018 and all but the $0.5 million letter of credit auto renew for one year. As of December 31, 2017, the Company has two irrevocable standby letters of credit for the benefit of ceding insurance companies to secure the unearned premium assumed by PSIC. The bank letters of credit amount to $1.1 million and $0.3 million, both of which expire December 31, 2018 with no renewal terms. The collateral increases were a result of additional unearned premium assumed from the ceding insurance companies.

The letters of credit were collateralized by $3.0 million and $1.7 million of U.S. Treasury bonds at December 31, 2018 and 2017, respectively. These securities are included in available‑for‑sale investments on the consolidated balance sheets.